Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total income (loss) before income taxes	$ 677,555	$ (131,034)	$ (18,466,633)
PRC [Member]
Total income (loss) before income taxes	2,371,708	1,081,102	(1,442,284)
Hong Kong [Member]
Total income (loss) before income taxes	(28,177)	(3,630,749)	(5,773,843)
BVI [Member]
Total income (loss) before income taxes	$ (1,665,976)	$ 2,418,613	$ (11,250,506)